Cover	Jan. 24, 2023
Cover [Abstract]
Entity Registrant Name	LITHIUM CORPORATION
Entity Central Index Key	0001415332
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 24, 2023
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54332
Entity Address Address Line 1	1031 Railroad St., Ste
Entity Address Address Line 2	102B
Entity Address City Or Town	Elko
Entity Tax Identification Number	98-0530295
Entity Address Postal Zip Code	89801
City Area Code	775
Local Phone Number	410-5287
Entity Address State Or Province	NV